Significant Accounting Judgments Estimates and Assumptions - Additional information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Accounting Judgements And Estimates Assumptions [Line Items]
Impairment loss on property, plant and equipment	$ 115,753	$ 0
Description of growth rate used to extrapolate cash flow projections	0.00%
Diamond Pricing [Member]
Disclosure Of Accounting Judgements And Estimates Assumptions [Line Items]
Change in rate	10.00%
Increase (decrease) in Fair Value	$ 131,000
Real Growth Escalation On Diamond Pricing [Member]
Disclosure Of Accounting Judgements And Estimates Assumptions [Line Items]
Description of growth rate used to extrapolate cash flow projections	2.50%
Change in rate	0.50%
Increase (decrease) in Fair Value	$ 29,000
Discount Rate [Member]
Disclosure Of Accounting Judgements And Estimates Assumptions [Line Items]
Change in rate	0.50%
Increase (decrease) in Fair Value	$ 11,000
Gk mine [Member]
Disclosure Of Accounting Judgements And Estimates Assumptions [Line Items]
Impairment loss on property, plant and equipment	115,753
Recoverable amount of asset	$ 510,100
Description of discount rates applied to cash flow projections	7.55%